Note 5 - Vessels, Net	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
5.	Vessels, net

The amounts in the accompanying consolidated balance sheets are as follows:

	Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2022	201,187,677	(25,076,191)	176,111,486
- Depreciation for the year	-	(18,522,217)	(18,522,217)
- Vessel held for sale	(11,494,650)	2,995,781	(8,498,869)
- Vessel acquisitions and improvements	67,480,026	-	67,480,026
Balance, December 31, 2022	257,173,053	(40,602,627)	216,570,426
- Depreciation for the year	-	(22,835,469)	(22,835,469)
- Vessel impairment	(18,442,104)	4,609,388	(13,832,716)
- Newbuilding vessels “Gregos” & "Terataki" delivered during the year	84,902,861	-	84,902,861
- Vessel acquisitions and improvements	2,821,053	-	2,821,053
Balance, December 31, 2023	326,454,863	(58,828,708)	267,626,155

Vessel improvements for the year ended December 31, 2022, mainly refer to the installation of Water Ballast Treatment (“WBT”) systems, as five vessels completed the installation of the system for a total cost of $1.5 million. The Company also spent another $0.4 million installing smart monitoring systems onboard the Company’s vessels. During the year ended December 31, 2023, two vessels completed the installation of the WBT systems for a total cost of $0.5 million. The Company also spent another $1.7 million retrofitting one vessel with a number of energy saving devices aiming to improve its efficiency and another $0.2 million installing smart monitoring systems and power limitation systems onboard the Company’s vessels. All these installations qualified as vessel improvements and were therefore capitalized.

Vessels acquired / delivered

On April 26, 2022, Emmanuel Shipping Ltd. signed a memorandum of agreement to purchase M/V “Seaspan Melbourne”, a 50,796 DWT / 4,250 TEU, 2005-built intermediate container carrier and its attached time charter, for a purchase price of $17,500,000, from which $33,259,241 was allocated to the vessel plus costs to make the vessel available for use of $179,130, resulting in a total amount of $33,438,371 presented within “Vessels, net” in the consolidated balance sheet. In addition, an amount of $15,759,241 was allocated to the in-place attached time charter on the date of the transfer and was recorded as liability within “Fair value of below market time charters acquired” in the consolidated balance sheet (see Note 7). The vessel was delivered to the Company on May 24, 2022 and was renamed to “Emmanuel P”.

On April 26, 2022, as amended on June 14, 2022, Rena Shipping Ltd. signed a memorandum of agreement to purchase M/V “Seaspan Manila” a 50,796 DWT / 4,250 TEU, 2007-built intermediate container carrier and its attached time charter, for a purchase price of $17,500,000, from which $30,040,206 was allocated to the vessel plus costs to make the vessel available for use of $2,084,509, resulting in a total amount of $32,124,715 presented within “Vessels, net” in the consolidated balance sheet. In addition, an amount of $12,540,206 was allocated to the in-place attached time charter on the date of the transfer and was recorded as liability within “Fair value of below market time charters acquired” in the consolidated balance sheet (see Note 7). The vessel was delivered to the Company on June 27, 2022 and was renamed to “Rena P”.

On  April 6, 2023, the Company took delivery of the newbuilding M/V “Gregos”, an eco-design fuel efficient feeder containership (see Note 4). The total cost for the construction of the vessel was $42,356,864 and is presented within “Vessels, net” in the consolidated balance sheet.

On  July 6, 2023, the Company took delivery of the newbuilding M/V “Terataki”, an eco-design fuel efficient feeder containership (see Note 4). The total cost for the construction of the vessel was $42,545,997 and is presented within “Vessels, net” in the consolidated balance sheet.

Sale of vessels

The Company considers the potential sale of its vessels, for scrap or further trading, depending on a vessel’s age, any additional capital expenditures required, the expected revenues from continuing to own the vessel and the overall market prospects.

On December 23, 2022, Bridge Shipping Ltd. signed a memorandum of agreement to sell M/V “Akinada Bridge”, a 71,366 DWT / 5,610 TEU 2001-built intermediate container carrier, for scrap, at a gross price of $14.2 million, following a strategy of disposing older vessels, combined with the analysis of the repair options of a damage identified in the fourth quarter of 2022 (refer also to Note 18). As of December 31, 2022, the vessel was classified as held for sale at its net book value of $8.5 million, together with its inventory on board amounting to $0.4 million. The total amount is presented in the “Asset held for sale” line in the current assets section of the consolidated balance sheet as of December 31, 2022. In respect of the sale the amount of $3.6 million collected as an advance for the vessel sale was classified as a “Liability associated with asset held for sale” and is presented under the current liabilities section of the consolidated balance sheet as of December 31, 2022. The vessel was delivered to her new owners on January 9, 2023. The gain on the sale of the vessel is $5.2 million and is presented in “Net (loss) / gain on sale of vessel” line in the consolidated statement of operations for the year ended December 31, 2023.

Impairment analysis

In light of the prevailing conditions in the shipping industry, as of December 31, 2022 and 2023, the Company performed the undiscounted cash flow test for those operating vessels whose carrying values were above their respective market values and determined that the net book value of its vessels held for use was recoverable. In September 2023, the Company determined that the carrying value of M/V “Jonathan P” was not recoverable as of September 30, 2023. Consequently, the Company recorded an impairment charge of $13.8 million based on the Company’s impairment test results, to reduce the carrying value of the vessel to its estimated market value as determined by the Company based on vessel valuation as of September 30, 2023.

As of December 31, 2023, twelve of the Company’s vessels with a carrying value of $239.8 million are mortgaged as collateral under the Company’s loan agreements (refer Note 9), while seven of the Company’s vessels, M/V “Diamantis P”, M/V “EM Astoria”, M/V “EM Hydra”, M/V “EM Kea”, M/V “EM Spetses”, M/V “Evridiki” and M/V “Joanna” are unencumbered.